Expenses - Schedule of detailed information about expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating costs:
Direct mine and production costs	$ 75,126	$ 48,929
Conversion costs	9,252	1,976
Product acquisition costs	9,666	10,459
Royalties	8,867	7,107
Distribution costs	5,302	2,269
Inventory write-down	3,210	177
Depreciation and amortization	21,537	17,473
Loss on iron ore sales	50	0
Operating costs	133,010	88,390
Other general and administrative expenses:
Shareholder and regulatory	358	245
Travel	590	203
Donations	1,005	874
Occupancy	459	282
Information technology	1,076	405
Amortization	974	34
Office and other	1,942	1,286
Other general and administrative expenses	6,404	3,329
Finance costs:
Interest expense	922	1,137
Interest on lease liabilities	59	0
Accretion	147	162
Loss allowance for trade receivables	7	51
Finance costs	1,135	1,350
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	8,218	4,554
Share-based payments	3,135	1,638
Employee compensation	$ 11,353	$ 6,192